UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2009
                                               --------------------------

Check here if Amendment [ ]; Amendment Number:

 This Amendment (Check only one.):  [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Firefly Value Partners, LP
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Address: 551 Fifth Avenue, 36th Floor
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         New York, NY 10176
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Form 13F File Number:
                      --------------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Daniel Jemal
       ---------------------------------------
Title: Chief Financial Officer
       ---------------------------------------
Phone: (212) 672-9600
       ---------------------------------------

Signature, Place, and Date of Signing:


/s/ Daniel Jemal                  New York, NY            February 8, 2010
-------------------             -----------------       --------------------
    [Signature]                   [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:            0
                                          ------------------
Form 13F Information Table Entry Total:       35
                                          ------------------
Form 13F Information Table Value Total:       162,876
                                          ------------------
                                              (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. NONE.

                           Form 13F INFORMATION TABLE

        COLUMN 1              COLUMN 2     COLUMN 3      COLUMN 4          COLUMN 5          COLUMN 6   COLUMN 7       COLUMN 8
------------------------   --------------  ---------     --------   ----------------------  ----------  --------   ----------------
                                                         VALUE      SHRS OR    SH/  PUT/    INVESTMENT  OTHER      VOTING AUTHORITY
      NAME OF ISSUER       TITLE OF CLASS    CUSIP       (x$1000)   PRN AMT    PRN  CALL    DISCRETION  MANAGER    SOLE SHARED NONE
-----------------------------------------------------------------------------------------------------------------------------------
AKEENA SOLAR INC DE        COM             009720103     250        200,000    SH           SOLE          N/A      200,000
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ASML HOLDING N V           NY REG SHS      N07059186     13,026     382,100    SH           SOLE          N/A      382,100
-----------------------------------------------------------------------------------------------------------------------------------
BANK FLA CORP NAPLES       COM             062128103     50         60,000     SH           SOLE          N/A      60,000
-----------------------------------------------------------------------------------------------------------------------------------
CAMCO FINL CORP            COM             132618109     1,410      713,088    SH           SOLE          N/A      723,088
-----------------------------------------------------------------------------------------------------------------------------------
CON-WAY INC                COM             204944101     13,927     398,952    SH           SOLE          N/A      398,952
-----------------------------------------------------------------------------------------------------------------------------------
ENSCO INTL INC             COM             26874Q100     15,264     382,180    SH           SOLE          N/A      382,180
-----------------------------------------------------------------------------------------------------------------------------------
FIRST NATL BANCSH INC S    COM             32111B104     7          10,000     SH           SOLE          N/A      10,000
-----------------------------------------------------------------------------------------------------------------------------------
FIRST REGL BANCORP         COM             33615C101     4          10,000     SH           SOLE          N/A      10,000
-----------------------------------------------------------------------------------------------------------------------------------
FIRST ST BANCORPORATION    COM             336453105     100        250,000    SH           SOLE          N/A      250,000
-----------------------------------------------------------------------------------------------------------------------------------
GENERAL ELECTRIC CO        PUT             369604953     176        1,700           PUT     SOLE          N/A      1,700
-----------------------------------------------------------------------------------------------------------------------------------
GROUP 1 AUTOMOTIVE INC     COM             398905109     10,950     386,236    SH           SOLE          N/A      386,236
-----------------------------------------------------------------------------------------------------------------------------------
GREEN BANKSHARES INC       COM NEW         394361208     227        64,024     SH           SOLE          N/A      64,024
-----------------------------------------------------------------------------------------------------------------------------------
HOME BANCORP INC           COM             43689E107     3,884      318,624    SH           SOLE          N/A      318,624
-----------------------------------------------------------------------------------------------------------------------------------
HOME FED BANCORP INC MD    COM             43710G105     12,897     968,946    SH           SOLE          N/A      968,946
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KEYCORP NEW                CALL            493267908     221        1,500           CALL    SOLE          N/A      1,500
-----------------------------------------------------------------------------------------------------------------------------------
LEADIS TECHNOLOGY INC      COM             52171N103     173        1,155,827  SH           SOLE          N/A      1,155,827
-----------------------------------------------------------------------------------------------------------------------------------
LDK SOLAR CO LTD           SPONSORED ADR   50183L107     806        115,000    SH           SOLE          N/A      115,000
-----------------------------------------------------------------------------------------------------------------------------------
LILLY ELI & CO             CALL            532457908     510        2,000           CALL    SOLE          N/A      2,000
-----------------------------------------------------------------------------------------------------------------------------------
MARSH. & ILSLEY CORP NEW   COM             571837103     9,351      1,715,752  SH           SOLE          N/A      1,715,752
-----------------------------------------------------------------------------------------------------------------------------------
MMC ENERGY IN              COM NEW         55312Q208     51         283,531    SH           SOLE          N/A      283,531
-----------------------------------------------------------------------------------------------------------------------------------
NEUROBIOLOGICAL TCH. INC   COM NEW         64124W304     597        5,192,871  SH           SOLE          N/A      5,192,871
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PACIFIC CAP BANCORP NEW    COM             69404P101     144        150,000    SH           SOLE          N/A      150,000
-----------------------------------------------------------------------------------------------------------------------------------
PFIZER INC                 COM             717081103     14,483     796,197    SH           SOLE          N/A      796,197
-----------------------------------------------------------------------------------------------------------------------------------
POPULAR INC                COM             733174106     4,648      2,056,665  SH           SOLE          N/A      2,056,665
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ROYAL BANCSHARES PA INC    CL A            780081105     55         42,287     SH           SOLE          N/A      42,287
-----------------------------------------------------------------------------------------------------------------------------------
REGIONS FINL. CORP NEW     COM             7591EP100     13,833     2,615,016  SH           SOLE          N/A      2,615,016
-----------------------------------------------------------------------------------------------------------------------------------
ROSS STORES INC            COM             778296103     9,467      221,660    SH           SOLE          N/A      221,660
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SANOFI AVENTIS             SPONSORED ADR   80105N105     16,261     414,073    SH           SOLE          N/A      414,073
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SPDR GOLD TRUST            CALL            78463V907     277        780             CALL    SOLE          N/A      780
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STEC INC                   COM             784774101     1,585      97,000     SH           SOLE          N/A      97,000
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TIB FINL CORP              COM             872449103     10         15,000     SH           SOLE          N/A      15,000
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WABCO HLDGS INC            COM             92927K102     10,640     412,551    SH           SOLE          N/A      412,551
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WABCO HLDGS INC            PUT             92927K952     47         3,750           PUT     SOLE          N/A      3,750
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WABCO HLDGS INC            PUT             92927K942     38         3,750           PUT     SOLE          N/A      3,750
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WELLS FARGO & CO NEW       COM             949746101     7,507      278,134    SH           SOLE          N/A      278,134
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